Employee Benefit Plans Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Details) (Omnicare General Pension Plan [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Omnicare General Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation	$ 6.3	$ 7.2
Defined Benefit Plan, Fair Value of Plan Assets	$ 4.4	$ 4.5